Other non-current receivables	12 Months Ended
Dec. 31, 2021
Noncurrent Receivables [Abstract]
Other non-current receivables

12 Other non-current receivables

Other non-current receivables consist of the following:

	31/12/21	31/12/20
Security deposits for lease contracts	4,557	3,093
Receivable from disposal of assets	297	271
Total	4,854	3,364

The receivable from disposal of assets is the long-term portion of receivables derived from the sale of the security and doorkeeping services branch to a third-party which occurred in 2014.